Subordinated Liabilities - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Subordinated Liabilities [Line Items]
Defaults of principal, interest or other breaches with respect to subordinated liabilities	£ 0	£ 0
Repayment or purchase of subordinated liabilities before stated maturity allowed	£ 0	£ 0
Par value per share (in GBP per share)	£ 0.10	£ 0.10	£ 0.10
Loss on repurchase of subordinated liabilities	£ 4,000,000	£ (5,000,000)
10.375% non-cumulative non-redeemable sterling preference shares
Disclosure Of Subordinated Liabilities [Line Items]
Par value per share (in GBP per share)	£ 1
7.125% 30 Year Step-up perpetual callable subordinated notes
Disclosure Of Subordinated Liabilities [Line Items]
Interest rate	7.125%	7.125%
10.0625% Exchangeable capital securities
Disclosure Of Subordinated Liabilities [Line Items]
Interest rate	10.0625%	10.0625%
10.375% exchangeable subordinated capital securities
Disclosure Of Subordinated Liabilities [Line Items]
Interest rate	10.375%